INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 6. INTANGIBLE ASSETS AND GOODWILL
(a)Intangible Assets

Intangible assets consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024			December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets:
Customer Relationships	$31,300	$(15,736)	$15,564	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,750)	350	2,100	(1,680)	420
Permit Application Costs	20,699	(18,270)	2,429	17,351	(15,980)	1,371
Other Intangibles[1]	6,013	(6,013)	—	6,013	(5,886)	127
Indefinite-Lived Intangible Assets:
Licenses	275,651	—	275,651	275,671	—	275,671
Total Intangible Assets	$335,763	$(41,769)	$293,994	$332,135	$(35,169)	$296,966
1As of December 31, 2023, Other Intangibles include non-compete agreements, non-solicitation agreements, and related amortization.

During the year ended December 31, 2024, the gross carrying amount of intangible assets increased by $3.6 million, primarily related to the Keystone acquisition. During the year ended December 31, 2023, the gross carrying amount of intangible assets decreased by $104.7 million, primarily related to impairment charges discussed below.
The following table reflects the amortization expense related to definite-lived intangible assets for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Amortization expense included in cost of goods sold and ending inventory	$3,245	$3,347
Amortization expense included in selling, general and administrative expense	3,861	3,699
Total amortization expense	$7,106	$7,046

As of December 31, 2024 and December 31, 2023, ending inventory included $0.2 million and $1.0 million of capitalized amortization, respectively.

The following table reflects amortization expense capitalized to cost of goods sold and amortization expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense included in cost of goods sold	$3,058	$3,972
Capitalized expense to inventory for prior periods	977	1,585

The following table outlines the estimated amortization expense related to intangible assets for each of the next five years:

($ in thousands)	Estimated Amortization Expense
2025	$6,119
2026	4,271
2027	3,281
2028	2,963
2029	1,709
Total estimated amortization expense	$18,343

(b)Goodwill

The changes in carrying amount of goodwill are as follows for the years ended December 31, 2023 and December 31, 2024:

($ in thousands)	Total
Balance at January 1, 2023	$330,555
Impairment loss	(50,858)
Balance at December 31, 2023	279,697
Additions from acquisitions	3,637
Measurement period adjustments	150
Balance at December 31, 2024	$283,484
(c)Impairment

During the year ended December 31, 2024, the Company recorded impairment to indefinite-lived intangible assets related to the following:

•During the third quarter of 2024, management determined it is more likely than not that the carrying value of the California reporting unit exceeded its fair value due to updated forecasts and projections. As a result, $2.3 million of impairment charges reducing the carrying value of licenses was recognized in the Consolidated Statements of Operations.

During the year ended December 31, 2023, the Company recorded impairment to goodwill and indefinite-lived intangible assets related to the following:

•During the year ended December 31, 2023, the Company completed the sale of assets at our Encanto Green Cross Dispensary in Arizona. Based on an analysis of the fair value of these assets, the book value was written down by $0.2 million and impairment charges were recognized in the Consolidated Statements of Operations.

•During the third quarter of 2023, management determined it is more likely than not that the California, Florida and New York reporting units' carrying value exceeded their fair value due to updated forecasts and projections of future cash flows for the reporting units. As a result, $9.9 million, $79.4 million and $40.0 million, respectively, of impairment charges reducing the carrying value of goodwill and licenses were recognized in the Consolidated Statements of Operations.

•During the second quarter of 2023, management determined it is more likely than not that the Massachusetts reporting unit’s carrying value exceeded its fair value due to updated forecasts and projections for this reporting unit. As a result, a $21.5 million impairment charge reducing the carrying value of goodwill and licenses was recognized in the Consolidated Statements of Operations.

Annual impairment testing involves determining the fair value, or recoverable amount, of the reporting units to which goodwill and indefinite-lived intangible assets are allocated, and comparing this to the carrying value of the reporting units. The measurement of the recoverable amount of each reporting unit was calculated based on the higher of the reporting unit’s fair value less costs to sell, or value in use, which are Level 3 measurements within the fair value hierarchy.

The calculation of each of the recoverable amounts based on discounting the future cash flows (value in use) was based on the following key assumptions:

•Cash flows were projected based on the Company’s long-term business plan for each reporting unit. Cash flows beyond the long-term business plan were projected to grow at a perpetual growth rate, which was estimated to range from 2.0% to 3.0% in most cases.

•Discount rates applied in determining the recoverable amount of the reporting units noted above range between 13.0% and 18.0% based on the pre-tax weighted average cost of capital of each reporting unit and other peers in the industry. The values assigned to the key assumptions represent management’s assessment of future trends in the industries in which the reporting units operate and are based on both external and internal sources and historical trend data.